Stock-based compensation	12 Months Ended
Mar. 31, 2015
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments [Text Block]
20.	Stock-based compensation

2002 Stock Option Plan

In January 2002 the Company’s Board of Directors approved the 2002 Stock Option Plan (“2002 plan”), which provides for the grant of stock options to the Company’s employees. Unless terminated sooner, a grant under this plan will terminate automatically after expiry of 10 years from the date of issue of such grant. A total of 280,000 of the Company’s equity shares were reserved pursuant to 2002 plan. Of which 12,000 equity shares were reserved under 2015 Stock Option Plan.

Under the terms of the 2002 plan, the board or a committee or a sub-committee of the board will determine and authorize the grant of options to eligible employees. Such options vest at the rate of 25% on each successive anniversary of the grant date, until fully vested. Each option grant carries with it the right to purchase Company’s one ADS at the exercise price during the exercise period, which expires ten years from the date of grant. The exercise price is determined by the board (or a committee or a sub-committee of the board) and shall be no more than 110% of the fair market value of ADS and no less than 50% of the fair market value of ADS on the date of the grant.

A summary of option activity under the 2002 ESOP plan as of March 31, 2015, and changes during the year then ended is presented below:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of Options	exercise	contractual	intrinsic
Options	(in terms of shares)	price	term (year)	value
		US$		US$
Outstanding as at April 1, 2014	11,750	18.88
Expired	3,500	11.37
Outstanding as at March 31, 2015	8,250	22.06	6.3	—
Exercisable as at March 31, 2015	6,375	22.06	6.3	—

The total grant date fair value of stock options vested during the year ended March 31, 2013, 2014 and 2015 were US$78,645, US$123,585 and US$56,175.

There were no options granted during the years ended March 31, 2013, 2014 and 2015. There were no options exercised during the years ended March 31, 2013, 2014 and 2015.

As of March 31, 2015, there was US$6,718 of total unrecognized option cost related to non-vested stock options granted under the plan. That cost is expected to be recognized over a weighted average period of 0.31 year. To the extent the forfeiture rate is different from what we have anticipated stock-based compensation related to these awards will be different from our expectations.

2004 Stock Option Plan

In June 2004, the Company’s Board of Directors approved the 2004 Stock Option Plan (“2004 plan”), which provide for the grant of stock options to the Company’s employees. Unless terminated sooner, the grant under this plan will terminate automatically after expiry of 10 years from the date of issue of such grant. A total of 358,000 of the Company’s equity shares were reserved pursuant to 2004 plan. Of which 91,000 equity shares were reserved under 2015 Stock Option Plan.

Under the terms of the 2004 plan, the board or a committee or a sub-committee of the board will determine and authorize the grant of options to eligible employees. Such options vest at the rate of 25% on each successive anniversary of the grant date, until fully vested. Each option grant carries with it the right to purchase Company’s one ADS at the exercise price during the exercise period, which expires ten years from the date of grant. The exercise price is determined by the board (or a committee or a sub-committee of the board) and shall be no more than 110% of the fair market value of ADS and no less than 50% of the fair market value of ADS on the date of the grant.

A summary of option activity under the 2004 ESOP plan as of March 31, 2015, and changes during the year then ended is presented below:

			Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	options (in terms	exercise	contractual	intrinsic
Options	of shares)	price	term (year)	value
		US$		US$
Outstanding as at April 1, 2014	131,237	11.59
Granted	22,750	3.74
Expired	55,112	10.97
Forfeited	1,500	3.74
Outstanding as at March 31, 2015	97,375	10.22	4.4	2,125
Exercisable as at March 31, 2015	76,125	12.03	3.0	—

The total grant date fair value of stock options vested during the year ended March 31, 2013, 2014 and 2015 was US$108,481, US$53,126 and US$Nil, respectively.

The weighted-average grant-date fair value of options granted during the year ended March 31, 2015, was US$3.02 each option.There were no options granted during the years ended March 31, 2013 and 2014. There were no options exercised during the years ended March 31, 2013, 2014 and 2015.

As of March 31, 2015, there was US$48,012 of total unrecognized option cost related to non-vested stock options granted under the plan. That cost is expected to be recognized over a weighted-average period of 3.12 years. To the extent the forfeiture rate is different from what we have anticipated stock-based compensation related to these awards will be different from our expectations.

2006 Stock Option Plan

The 2006 Stock Option Plan (“2006 ESOP”) consists of two plans, namely the ADR Linked Employee Stock Option Plan-2006 and Employee Stock Option Plan-2006 which is linked to the shares of the Company. These plans were adopted and approved by the Compensation committee on June 20, 2006 in accordance with the approval granted by shareholders on March 31, 2006. Unless terminated sooner, the grant under this plan will terminate automatically after expiry of 10 years from the date of issue of such grant. A total of 670,000 equity shares were approved for issuance under both the plans.

Under the terms of the 2006 plans, the board or a committee or a sub-committee of the board will determine and authorize the grant of options to eligible employees. Such options vest at the rate of 20% - 25% on each successive anniversary of the grant date, until fully vested. Each option grant carries with it the right to purchase Company’s one equity share / ADS depending on the plan to which the option relates at the exercise price during the exercise period, which expires ten years from the date of grant. The exercise price for the ADR Linked Employee Stock Option Plan-2006 is determined by the board (or a committee or a sub-committee of the board) and shall be no more than 110% of the fair market value of ADS and no less than 50% of the fair market value of ADS on the date of the grant. The exercise price for the Employee Stock Option Plan-2006 is also determined by the board (or a committee or a sub-committee of the board) and shall not be less than the face value of equity shares.

A summary of option activity under the 2006 ESOP plan as of March 31, 2015, and changes during the year then ended is presented below:

			Weighted
		Weighted	average
	Number of	average	remaining
	options (in	exercise	contractual	Aggregate
Options	terms of shares)	price	term (year)	intrinsic value
		US$		US$
Outstanding as at April 1, 2014	490,563	8.54
Forfeited	1,250	0.16
Outstanding as at March 31, 2015	489,313	8.54	3.8	288,898
Exercisable as at March 31, 2015	477,313	8.47	3.8	288,898

The total grant date fair value of stock options vested during the year ended March 31, 2013, 2014 and 2015 was US$1,542,072, US$967,248 and US$662,350 respectively.

The weighted-average grant-date fair value of options granted during the year ended March 31, 2014 was US$3.76. There were no new grants during the year ended March 31, 2013 and 2015. There were no stock options exercised during the years ended March 31, 2013, 2014 and 2015.

As of March 31, 2015, there was US$41,726 of total unrecognized option cost related to non-vested stock options granted under the plan. That cost is expected to be recognized over a weighted-average period of 0.7 years. To the extent the forfeiture rate is different from what we have anticipated stock-based compensation related to these awards will be different from our expectations.

2015 Stock Option Plan

The compensation committee authorized the 2015 stock option plan in their meeting held on January 27, 2015. Under the plan 103,000 equity shares (comprising of 12,000 equity shares from 2002 Stock Option Plan and 91,000 equity shares from 2004 Stock Option Plan) were reserved. Unless terminated sooner, the grant under this plan will terminate automatically after expiry of 10 years from the date of grant.

Under the terms of the 2015 plan, the board or a committee or a sub-committee of the board will determine and authorize the grant of options to eligible employees. Such options vest at the rate of 25% on each successive anniversary of the grant date, until fully vested. Each option grant carries with it the right to purchase Company’s one ADS at the exercise price during the exercise period, which expires ten years from the date of grant. The exercise price for the ADR Linked Employee Stock Option Plan-2015 is determined by the board (or a committee or a sub-committee of the board) and shall be no more than 110% of the fair market value of ADS and no less than 50% of the fair market value of ADS on the date of the grant.

A summary of option activity under the 2015 ESOP plan as of March 31, 2015, and changes during the year then ended is presented below:

Weighted
		Weighted	average
	Number of	average	remaining	Aggregate
	options (in terms	exercise	contractual	intrinsic
Options	of shares)	price	term (year)	value
		US$		US$
Granted	36,800	3.74
Outstanding as at March 31, 2015	36,800	3.74	9.8	3,680
Exercisable as at March 31, 2015	—	—	—	—

The weighted-average grant-date fair value of options granted during the year ended March 31, 2015, was US$3.00 per equity share.

As of March 31, 2015, there was US$103,440 of total unrecognized option cost related to non-vested stock options granted under the plan. That cost is expected to be recognized over a weighted-average period of 3.8 years. To the extent the forfeiture rate is different from what we have anticipated stock-based compensation related to these awards will be different from our expectations.

The fair value of each option is estimated on the date of grant using the Black-Scholes model with the following assumptions:

	Years ended March 31,
	2013	2014	2015
Dividend yield	—	0%	0%
Expected term	—	5.5 – 7 years	5.5 – 7 years
Risk free interest rates	—	0.71% - 1.14%	1.41% - 2.10%
Expected volatility	—	81.27% - 86.68%	79.72%% - 83.64%

Expected volatilities are based on the historical volatility of the Company’s stock. The expected term of stock options granted under the Plans is based on historical exercise patterns, which the Company believes are representative of future behavior. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

Total stock-based compensation cost recognized under the various employee stock option plans were US$756,090, US$481,563 and US$426,705 for the year ended March 31, 2013, 2014 and 2015 respectively. The compensation cost has been allocated to cost of revenues and operating expenses as follows:

	Year ended March 31,
	2013	2014	2015
	US$	US$	US$
Cost of revenues	50,151	17,425	466
Sales and marketing	122,316	119,653	80,793
Product development	321,473	207,400	175,616
General and administrative	262,150	137,085	169,830